Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share - Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share (Details) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Weighted Average Shares And Adjusted Weighted Average Shares [Abstract]
Basic earnings per equity share - weighted average number of equity shares outstanding (1)(2)	4,242,416,665	4,257,754,522	4,347,130,157
Effect of dilutive common equivalent shares - share options outstanding	8,315,802	7,389,706	6,290,615
Diluted earnings per equity share - weighted average number of equity shares and common equivalent shares outstanding	4,250,732,467	4,265,144,228	4,353,420,772